Deferred Income Tax - Summary of Gross Movement of Deferred Income Tax Item (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	S/ 350,089	S/ 364,225	S/ 353,839
Debit (credit) to income statement (Note 29)	(206,273)	25,118	42,599
Adjustment for changes in rates of income tax	(622)	(1,524)	1,951
Sale of a subsidiary		(40,460)	(12,160)
IFRIC 23 adoption	(986)
Debit (credit) to equity	(3)	(95)	(16,804)
Other movements	(14,020)	2,825	(5,200)
Ending balance	S/ 128,185	S/ 350,089	S/ 364,225